Accounts payable (Tables)	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Schedule of components of accounts payable	Components of accounts payable are as follows as of March 31:
	As of March 31,
	2025	2024
	USD	USD
Trade payables	1,350,632	1,472,935
Total	1,350,632	1,472,935